Other assets (Favorable contracts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets- Favorable contracts
Balance at beginning of period	$ 357.3	$ 357.3	$ 357.3	$ 357.3	$ 357.3
Accumulated amortization			(357.3)	(316.9)	(271.8)
Net carrying amount			$ 0.0	$ 40.4	$ 85.5
Amortization of favorable contracts	(40.4)	(45.1)
Balance at end of period	$ 357.3	$ 357.3